PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 37,070	$ 36,567
Accumulated depreciation	29,378	25,378
Deprecated cost	7,692	11,189
Depreciation	5,613	5,536	$ 6,406
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,011	12,750
Accumulated depreciation	10,944	9,835
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,058	11,353
Accumulated depreciation	10,778	9,041
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,431	1,438
Accumulated depreciation	588	535
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,094	2,990
Accumulated depreciation	1,941	1,692
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	7,476	8,036
Accumulated depreciation	$ 5,127	$ 4,275